Income Tax Provision (Details 1)	12 Months Ended
	Oct. 31, 2013	Oct. 31, 2012
Income Tax Provision [Abstract]
Federal statutory income tax rate	34.00%	34.00%
Increase (reduction) in income tax provision resulting from:
Net operating loss (''NOL'') carry-forwards	(34.00%)	(34.00%)
Effective income tax rate	0.00%	0.00%